Fees Summary	Oct. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,997,448,000.00
Previously Paid Amount	0.00
Total Fee Amount	413,947.59
Total Offset Amount	0.00
Net Fee	413,947.59
Narrative - Max Aggregate Offering Price	$ 2,997,448,000.00
Final Prospectus	true